Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
C000238767
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charge
Average Annual Return, Percent	8.99%	12.83%
C000238769
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charge
Average Annual Return, Percent	12.54%	11.97%
C000238768
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000238766
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000238767
Average Annual Return [Line Items]
Average Annual Return, Percent	14.45%	12.83%
Without Sales Load [Member] | C000238769
Average Annual Return [Line Items]
Average Annual Return, Percent	13.54%	11.97%
Without Sales Load [Member] | C000238768
Average Annual Return [Line Items]
Average Annual Return, Percent	14.81%	13.12%
Without Sales Load [Member] | C000238766
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%	13.13%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	24.99%	21.42%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	24.99%	21.42%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	24.99%	21.42%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	24.99%	21.42%